OTHER NON-CURRENT ASSETS - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [line items]
Securities - FVTPL	$ 2,688	$ 2,523
BSREP III
Disclosure of detailed information about investment property [line items]
Securities - FVTPL	$ 1,351	$ 1,183